SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Estimated Useful Lives	6 years
Office Equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Estimated Useful Lives	5 years